Schedule of Investments(a)
November 30, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–94.01%
Aerospace & Defense–1.81%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$21,000	$21,063
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	190,560
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	78,000	77,286
TransDigm, Inc., 6.25%, 03/15/2026(b)	231,000	230,157
		519,066
Airlines–1.56%
American Airlines Pass-Through Trust, Series 16-1, Class A, 4.10%, 01/15/2028	21,431	17,190
American Airlines, Inc., 11.75%, 07/15/2025(b)	101,000	112,297
Delta Air Lines, Inc., 7.38%, 01/15/2026	111,000	114,821
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	82,000	77,817
United Airlines, Inc., 4.38%, 04/15/2026(b)	135,000	125,824
		447,949
Alternative Carriers–0.87%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	38,000	25,803
Series P, 7.60%, 09/15/2039	121,000	83,109
Series U, 7.65%, 03/15/2042	86,000	58,106
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	113,000	81,122
		248,140
Aluminum–0.39%
Arconic Corp., 6.00%, 05/15/2025(b)	80,000	78,995
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	39,000	32,999
		111,994
Apparel Retail–0.57%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	76,000	62,803
Gap, Inc. (The),
3.63%, 10/01/2029(b)(c)	79,000	60,794
3.88%, 10/01/2031(b)	51,000	38,571
		162,168
Apparel, Accessories & Luxury Goods–1.28%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	66,000	64,059
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	68,000	63,331
5.88%, 03/15/2030(b)	133,000	120,211
6.13%, 03/15/2032(b)	68,000	60,454
Under Armour, Inc., 3.25%, 06/15/2026	68,000	59,930
		367,985
Principal Amount		Value
Application Software–0.56%
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	$200,000	$160,047
Auto Parts & Equipment–1.81%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	93,000	91,135
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	170,225
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	144,000	113,275
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)(c)	150,000	145,149
		519,784
Automobile Manufacturers–1.85%
Ford Motor Co., 7.13%, 11/15/2025	75,000	77,110
Ford Motor Credit Co. LLC, 4.13%, 08/17/2027	200,000	182,707
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	90,000	87,093
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	154,392
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	31,000	27,246
		528,548
Automotive Retail–0.42%
Carvana Co., 10.25%, 05/01/2030(b)	71,000	30,258
Penske Automotive Group, Inc., 3.50%, 09/01/2025	97,000	90,935
		121,193
Biotechnology–0.12%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	74,000	33,418
Broadcasting–2.30%
AMC Networks, Inc., 4.75%, 08/01/2025	98,000	87,467
iHeartCommunications, Inc.,
6.38%, 05/01/2026	97,229	92,123
8.38%, 05/01/2027	64,671	57,663
Liberty Interactive LLC, 8.25%, 02/01/2030	195,000	97,856
Paramount Global, 6.38%, 03/30/2062(e)	97,000	80,356
TEGNA, Inc., 4.75%, 03/15/2026(b)	83,000	81,224
Univision Communications, Inc., 5.13%, 02/15/2025(b)	122,000	117,893
Urban One, Inc., 7.38%, 02/01/2028(b)	51,000	43,163
		657,745
Building Products–1.83%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	104,000	84,481
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	72,000	48,691
Masonite International Corp.,
5.38%, 02/01/2028(b)	80,000	72,577
3.50%, 02/15/2030(b)	70,000	54,703

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Building Products–(continued)
Standard Industries, Inc.,
5.00%, 02/15/2027(b)	$91,000	$83,873
4.75%, 01/15/2028(b)	41,000	37,220
4.38%, 07/15/2030(b)	111,000	91,181
3.38%, 01/15/2031(b)	65,000	49,931
		522,657
Cable & Satellite–5.53%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	74,000	71,872
CSC Holdings LLC,
5.25%, 06/01/2024	58,000	55,959
7.50%, 04/01/2028(b)	200,000	156,171
5.75%, 01/15/2030(b)	200,000	136,511
4.63%, 12/01/2030(b)	200,000	127,151
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	312,000	286,648
DISH DBS Corp.,
7.75%, 07/01/2026	124,000	104,050
5.25%, 12/01/2026(b)	65,000	55,924
7.38%, 07/01/2028	108,000	79,834
5.75%, 12/01/2028(b)	50,000	40,646
5.13%, 06/01/2029	98,000	64,680
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	180,000	170,514
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	63,210
UPC Broadband Finco B.V. (Netherlands), 4.88%, 07/15/2031(b)	200,000	171,260
		1,584,430
Casinos & Gaming–3.91%
Affinity Gaming, 6.88%, 12/15/2027(b)	170,000	146,120
Caesars Entertainment, Inc.,
8.13%, 07/01/2027(b)	83,000	83,430
4.63%, 10/15/2029(b)	37,000	31,036
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	70,000	69,259
Las Vegas Sands Corp., 2.90%, 06/25/2025	200,000	184,826
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	200,000	196,357
MGM Resorts International, 6.75%, 05/01/2025	49,000	48,837
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	143,000	114,659
Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	44,000	43,958
7.38%, 09/01/2025(b)	210,000	200,328
		1,118,810
Coal & Consumable Fuels–0.22%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	16,000	16,092
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	50,000	47,754
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(b)(d)(f)	130,760	667
		64,513
Principal Amount		Value
Commodity Chemicals–0.60%
Koppers, Inc., 6.00%, 02/15/2025(b)	$86,000	$80,227
Methanex Corp. (Canada), 5.25%, 12/15/2029	102,000	91,239
		171,466
Communications Equipment–0.53%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	99,000	92,915
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	64,000	59,587
		152,502
Construction & Engineering–0.46%
AECOM, 5.13%, 03/15/2027	40,000	38,967
Arcosa, Inc., 4.38%, 04/15/2029(b)	34,000	29,605
Artera Services LLC, 9.03%, 12/04/2025(b)	75,000	62,518
		131,090
Construction Machinery & Heavy Trucks–0.10%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	31,000	28,413
Construction Materials–0.57%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	56,000	50,461
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	118,000	112,430
		162,891
Consumer Finance–2.34%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	192,500
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	139,000	131,440
Navient Corp.,
5.88%, 10/25/2024	101,000	98,250
5.50%, 03/15/2029	62,000	50,717
5.63%, 08/01/2033	79,000	55,525
OneMain Finance Corp.,
6.88%, 03/15/2025	50,000	48,625
7.13%, 03/15/2026	95,000	92,150
		669,207
Department Stores–0.61%
Nordstrom, Inc.,
6.95%, 03/15/2028	115,000	110,031
4.38%, 04/01/2030	80,000	64,400
		174,431
Diversified Banks–1.15%
Banco Mercantil del Norte S.A. (Mexico), 7.50%(b)(e)(g)	160,000	140,382
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	47,000	40,507
Intesa Sanpaolo S.p.A. (Italy), 4.20%, 06/01/2032(b)(e)	200,000	147,672
		328,561
Diversified Chemicals–0.48%
Chemours Co. (The),
5.38%, 05/15/2027	54,000	48,930
5.75%, 11/15/2028(b)	54,000	47,493
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

	Principal Amount	Value
Diversified Chemicals–(continued)
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	$63,000	$40,189
		136,612
Diversified Metals & Mining–0.34%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	95,000	96,293
Diversified Real Estate Activities–0.12%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	42,000	35,762
Diversified REITs–0.18%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	60,000	52,268
Diversified Support Services–0.17%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	70,000	49,282
Drug Retail–0.12%
Rite Aid Corp., 8.00%, 11/15/2026(b)	55,000	34,336
Electric Utilities–1.10%
DPL, Inc., 4.13%, 07/01/2025	46,000	43,387
FirstEnergy Corp., 2.05%, 03/01/2025	47,000	43,446
PG&E Corp., 5.25%, 07/01/2030	61,000	55,333
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)(f)	127,000	130,735
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	44,000	41,225
		314,126
Electrical Components & Equipment–0.38%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	107,000	108,473
Electronic Components–0.18%
Likewize Corp., 9.75%, 10/15/2025(b)	55,000	50,408
Environmental & Facilities Services–0.96%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	170,000	162,096
Harsco Corp., 5.75%, 07/31/2027(b)	65,000	52,597
Stericycle, Inc., 5.38%, 07/15/2024(b)	60,000	59,370
		274,063
Fertilizers & Agricultural Chemicals–0.39%
Eurochem Finance DAC (Russia), 5.50%, 03/13/2024(b)	200,000	111,000
Financial Exchanges & Data–0.34%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	164,000	96,157
Food Distributors–0.64%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	150,000	111,774
US Foods, Inc., 6.25%, 04/15/2025(b)	72,000	72,761
		184,535
Principal Amount		Value
Food Retail–0.68%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	$209,000	$193,590
Footwear–0.34%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	97,000	96,634
Gas Utilities–0.80%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	91,000	86,955
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	95,000	91,824
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	60,000	50,630
		229,409
Health Care Equipment–0.45%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	131,000	129,137
Health Care Facilities–0.59%
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	31,000	25,003
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	151,000	143,524
		168,527
Health Care REITs–0.22%
Diversified Healthcare Trust,
9.75%, 06/15/2025	34,000	32,811
4.75%, 02/15/2028	43,000	29,520
		62,331
Health Care Services–2.68%
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	150,000	102,624
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	152,000	140,483
5.63%, 03/15/2027(b)	215,000	182,889
6.88%, 04/15/2029(b)	86,000	46,165
6.13%, 04/01/2030(b)	33,000	16,890
5.25%, 05/15/2030(b)	86,000	65,689
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	61,000	52,202
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	178,000	161,741
		768,683
Health Care Technology–0.29%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(b)	109,000	81,762
Home Furnishings–0.82%
Tempur Sealy International, Inc.,
4.00%, 04/15/2029(b)	143,000	118,737
3.88%, 10/15/2031(b)	150,000	116,629
		235,366
Home Improvement Retail–0.51%
JELD-WEN, Inc.,
4.63%, 12/15/2025(b)	66,000	56,041
4.88%, 12/15/2027(b)	49,000	38,447
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Home Improvement Retail–(continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	$64,000	$52,977
		147,465
Homebuilding–2.30%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	101,000	88,426
Century Communities, Inc., 6.75%, 06/01/2027	88,000	85,443
LGI Homes, Inc., 4.00%, 07/15/2029(b)	187,000	141,514
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	38,000	31,361
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	100,000	80,480
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	128,000	119,135
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	125,000	112,705
		659,064
Hotel & Resort REITs–0.99%
Service Properties Trust,
4.65%, 03/15/2024	159,000	153,178
4.35%, 10/01/2024	72,000	67,307
4.95%, 02/15/2027	78,000	64,335
		284,820
Hotels, Resorts & Cruise Lines–3.68%
Carnival Corp.,
7.63%, 03/01/2026(b)	74,000	62,490
5.75%, 03/01/2027(b)	226,000	168,370
6.00%, 05/01/2029(b)	117,000	83,219
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	125,000	130,346
Royal Caribbean Cruises Ltd.,
11.50%, 06/01/2025(b)	152,000	163,212
11.63%, 08/15/2027(b)	82,000	84,349
5.50%, 04/01/2028(b)	83,000	67,845
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	174,000	163,444
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	151,000	130,379
		1,053,654
Housewares & Specialties–0.66%
Newell Brands, Inc.,
4.45%, 04/01/2026	147,000	138,859
5.63%, 04/01/2036	60,000	51,466
		190,325
Independent Power Producers & Energy Traders–0.46%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	132,951
Industrial Conglomerates–0.32%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	92,000	90,924
Industrial Machinery–0.10%
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	34,000	28,383
Principal Amount		Value
Insurance Brokers–0.37%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	$32,000	$29,520
HUB International Ltd., 7.00%, 05/01/2026(b)	78,000	77,332
		106,852
Integrated Oil & Gas–1.14%
Occidental Petroleum Corp.,
2.90%, 08/15/2024	184,000	176,940
5.55%, 03/15/2026	88,000	88,117
8.50%, 07/15/2027	57,000	62,203
		327,260
Integrated Telecommunication Services–3.17%
Avaya, Inc., 6.13%, 09/15/2028(b)	94,000	41,660
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	229,000	216,779
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	73,000	60,247
Frontier Communications Holdings LLC, 5.88%, 11/01/2029	72,000	57,564
Frontier North, Inc., Series G, 6.73%, 02/15/2028	120,000	112,383
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	47,328	14,553
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	305,000	295,815
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	123,000	107,776
		906,777
Interactive Home Entertainment–0.36%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	100,000	102,187
Interactive Media & Services–0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	94,000	5,291
Internet & Direct Marketing Retail–0.49%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	65,000	40,132
QVC, Inc.,
4.75%, 02/15/2027	73,000	54,932
5.45%, 08/15/2034	78,000	44,601
		139,665
Internet Services & Infrastructure–0.48%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	67,000	60,665
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	93,000	76,308
		136,973
Investment Banking & Brokerage–0.28%
NFP Corp., 6.88%, 08/15/2028(b)	96,000	81,332
IT Consulting & Other Services–0.10%
Unisys Corp., 6.88%, 11/01/2027(b)	39,000	28,039
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Leisure Facilities–0.14%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	$40,000	$39,927
Marine–0.29%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	64,000	52,583
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	38,000	29,323
		81,906
Metal & Glass Containers–1.09%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	200,000	192,755
Ball Corp., 4.88%, 03/15/2026	53,000	51,486
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	46,000	37,092
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	34,000	31,076
		312,409
Mortgage REITs–0.62%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	96,000	78,591
Rithm Capital Corp., 6.25%, 10/15/2025(b)	109,000	98,598
		177,189
Movies & Entertainment–1.05%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	189,930
Netflix, Inc.,
5.88%, 02/15/2025	32,000	32,370
4.38%, 11/15/2026(c)	82,000	79,273
		301,573
Multi-line Insurance–0.57%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029(b)	200,000	163,416
Multi-Utilities–0.46%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	162,000	133,145
Office Services & Supplies–0.67%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	25,000	20,911
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)	70,000	55,167
7.25%, 03/15/2029(b)	105,000	75,800
Steelcase, Inc., 5.13%, 01/18/2029	45,000	39,564
		191,442
Oil & Gas Drilling–2.23%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	130,000	124,658
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	200,000	180,872
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	65,000	58,254
Principal Amount		Value
Oil & Gas Drilling–(continued)
Rockies Express Pipeline LLC,
3.60%, 05/15/2025(b)	$95,000	$88,983
4.80%, 05/15/2030(b)	68,000	57,973
7.50%, 07/15/2038(b)	50,000	45,436
6.88%, 04/15/2040(b)	98,000	81,765
		637,941
Oil & Gas Equipment & Services–1.02%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	67,000	66,272
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	112,000	107,415
Weatherford International Ltd.,
11.00%, 12/01/2024(b)	16,000	16,435
8.63%, 04/30/2030(b)	106,000	101,781
		291,903
Oil & Gas Exploration & Production–3.11%
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	84,000	82,121
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	59,000	56,876
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	54,000	51,767
Gulfport Energy Corp.,
8.00%, 05/17/2026	1,756	1,752
8.00%, 05/17/2026(b)	39,502	39,422
Gulfport Energy Operating Corp., 6.38%, 05/15/2025	135,000	422
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	73,000	66,995
Laredo Petroleum, Inc., 10.13%, 01/15/2028	82,000	83,085
Moss Creek Resources Holdings, Inc.,
7.50%, 01/15/2026(b)	62,000	57,771
10.50%, 05/15/2027(b)	94,000	92,590
Murphy Oil Corp., 6.13%, 12/01/2042	110,000	85,948
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	83,000	81,505
PDC Energy, Inc., 6.13%, 09/15/2024	66,000	65,667
ROCC Holdings LLC, 9.25%, 08/15/2026(b)	27,000	27,047
Southwestern Energy Co., 5.70%, 01/23/2025	71,000	70,365
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	32,000	27,253
		890,586
Oil & Gas Refining & Marketing–1.01%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	97,000	93,110
NuStar Logistics L.P.,
6.00%, 06/01/2026	56,000	54,366
5.63%, 04/28/2027	52,000	48,984
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	35,000	29,535
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	65,000	64,706
		290,701
Oil & Gas Storage & Transportation–4.72%
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	100,000	96,152
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	$63,000	$58,183
EQM Midstream Partners L.P.,
4.00%, 08/01/2024	100,000	95,662
7.50%, 06/01/2027(b)	52,000	52,609
5.50%, 07/15/2028	64,000	59,379
7.50%, 06/01/2030(b)	29,000	29,290
6.50%, 07/15/2048	36,000	27,934
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	124,000	118,512
7.75%, 02/01/2028	47,000	44,931
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	42,000	38,339
ITT Holdings LLC, 6.50%, 08/01/2029(b)	75,000	64,268
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	160,000	156,533
6.50%, 09/30/2026(b)	120,000	116,136
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	47,000	44,591
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	62,000	59,582
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	51,000	44,314
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 03/01/2027(b)	70,000	66,661
5.50%, 01/15/2028(b)	130,000	118,206
6.00%, 12/31/2030(b)	65,000	58,906
		1,350,188
Other Diversified Financial Services–1.79%
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	200,000	160,148
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(b)	200,000	135,594
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	34,000	28,646
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	99,000	91,878
5.75%, 06/15/2027(b)	38,000	33,697
5.50%, 04/15/2029(b)	75,000	62,143
		512,106
Packaged Foods & Meats–0.07%
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	1,000	965
TreeHouse Foods, Inc., 4.00%, 09/01/2028	23,000	19,629
		20,594
Paper Packaging–0.89%
Berry Global, Inc., 4.50%, 02/15/2026(b)	91,000	87,447
LABL, Inc., 6.75%, 07/15/2026(b)	55,000	52,597
Sealed Air Corp., 5.50%, 09/15/2025(b)	115,000	114,264
		254,308
Paper Products–0.78%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	24,000	23,444
Principal Amount		Value
Paper Products–(continued)
Domtar Corp., 6.75%, 10/01/2028(b)	$143,000	$124,875
Sylvamo Corp., 7.00%, 09/01/2029(b)	76,000	73,855
		222,174
Personal Products–0.24%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	76,000	69,313
Pharmaceuticals–1.71%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	76,000	75,050
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	173,000	146,422
4.88%, 06/01/2028(b)	105,000	64,449
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	130,000	105,427
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)(f)	130,000	98,063
		489,411
Publishing–0.12%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	43,000	34,341
Regional Banks–0.21%
Synovus Financial Corp., 5.90%, 02/07/2029(e)	61,000	59,668
Reinsurance–0.53%
Enstar Finance LLC,
5.75%, 09/01/2040(e)	71,000	64,289
5.50%, 01/15/2042(e)	109,000	88,067
		152,356
Renewable Electricity–0.29%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)	92,000	82,469
Restaurants–0.38%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	109,000	108,939
Retail REITs–0.72%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(b)	66,000	63,573
4.50%, 04/01/2027(b)	67,000	58,779
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	108,000	82,795
		205,147
Security & Alarm Services–0.85%
CoreCivic, Inc.,
8.25%, 04/15/2026	83,000	84,886
4.75%, 10/15/2027	75,000	63,159
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	96,000	95,155
		243,200
Soft Drinks–0.08%
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	30,000	23,400
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Specialized REITs–0.65%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	$147,000	$129,457
SBA Communications Corp., 3.88%, 02/15/2027	61,000	56,394
		185,851
Specialty Chemicals–1.22%
Avient Corp., 5.75%, 05/15/2025(b)	82,000	80,048
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	222,000	209,491
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	72,000	59,540
		349,079
Specialty Stores–1.78%
Bath & Body Works, Inc.,
9.38%, 07/01/2025(b)	50,000	52,485
6.63%, 10/01/2030(b)	62,000	58,125
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	118,000	109,061
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(b)	66,000	48,426
7.88%, 05/01/2029(b)	36,000	21,352
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	94,000	90,088
Staples, Inc., 7.50%, 04/15/2026(b)	146,000	130,497
		510,034
Steel–0.56%
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	61,000	61,239
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	69,000	67,036
United States Steel Corp., 6.88%, 03/01/2029	32,000	31,247
		159,522
Systems Software–0.71%
Gen Digital, Inc., 5.00%, 04/15/2025(b)	87,000	84,497
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	166,000	118,910
		203,407
Technology Hardware, Storage & Peripherals–1.86%
Seagate HDD Cayman,
4.09%, 06/01/2029	106,000	87,900
4.13%, 01/15/2031	92,000	72,032
3.38%, 07/15/2031	61,000	47,221
9.63%, 12/01/2032(b)	78,000	82,433
Xerox Corp., 6.75%, 12/15/2039	128,000	98,859
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)	100,000	93,150
5.50%, 08/15/2028(b)	65,000	52,393
		533,988
Thrifts & Mortgage Finance–0.70%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	90,000	87,626
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	82,000	82,539
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	38,000	30,458
		200,623
Principal Amount		Value
Tires & Rubber–0.19%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	$68,000	$55,760
Tobacco–0.36%
Vector Group Ltd., 5.75%, 02/01/2029(b)	118,000	102,636
Trading Companies & Distributors–0.10%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	33,000	29,147
Wireless Telecommunication Services–1.15%
Sprint LLC, 7.13%, 06/15/2024	200,000	204,497
T-Mobile USA, Inc., 2.25%, 02/15/2026	135,000	123,770
		328,267
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,358,295)		26,915,790
Shares
Exchange-Traded Funds–3.26%
Invesco High Yield Bond Factor ETF (Cost $1,109,352)(h)	43,455	934,352
Common Stocks & Other Equity Interests–0.29%
Advertising–0.00%
Tenerity LLC, Wts., expiring 04/10/2024(i)	39	0
Apparel, Accessories & Luxury Goods–0.03%
Claire’s Holdings LLC	20	8,000
Coal & Consumable Fuels–0.08%
ACNR Holdings, Inc.	232	23,819
Oil & Gas Equipment & Services–0.18%
Superior Energy Services, Inc.	761	51,367
Total Common Stocks & Other Equity Interests (Cost $28,606)		83,186
Principal Amount
U.S. Treasury Securities–0.28%
U.S. Treasury Bills–0.28%
4.54%, 05/11/2023 (Cost $80,392)(j)(k)	$82,000	80,359
Variable Rate Senior Loan Interests–0.04%(l)(m)
Apparel, Accessories & Luxury Goods–0.04%
Claire’s Stores, Inc., Term Loan, 10.57% (1 mo. USD LIBOR + 6.50%), 12/18/2026 (Cost $10,685)	12,266	11,178
Shares
Preferred Stocks–0.00%
Apparel, Accessories & Luxury Goods–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)(i)	5	1,275
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.88% (Cost $30,590,455)		28,026,140
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.67%
Invesco Private Government Fund, 3.83%(h)(n)(o)	52,598	52,598
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.15%(h)(n)(o)	137,893	$137,921
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $190,491)		190,519
TOTAL INVESTMENTS IN SECURITIES–98.55% (Cost $30,780,946)		28,216,659
OTHER ASSETS LESS LIABILITIES—1.45%		415,055
NET ASSETS–100.00%		$28,631,714
Investment Abbreviations:
ETF	– Exchange-Traded Fund
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $20,055,326, which represented 70.05% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $229,465, which represented less than 1% of the Fund’s Net Assets.
(g)	Perpetual bond with no specified maturity date.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco High Yield Bond Factor ETF	$1,059,867	$-	$-	$(125,515)	$-	$934,352	$42,516
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	82,499	690,415	(772,914)	-	-	-	74
Invesco Liquid Assets Portfolio, Institutional Class	57,351	493,154	(550,493)	-	(12)	-	51
Invesco Treasury Portfolio, Institutional Class	94,285	789,046	(883,331)	-	-	-	74
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	194,457	1,109,857	(1,251,716)	-	-	52,598	1,460*
Invesco Private Prime Fund	453,733	2,552,631	(2,868,257)	30	(216)	137,921	3,926*
Total	$1,942,192	$5,635,103	$(6,326,711)	$(125,485)	$(228)	$1,124,871	$48,101

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	1	March-2023	$108,570	$(226)	$(226)
U.S. Treasury 10 Year Notes	18	March-2023	2,043,000	10,828	10,828
U.S. Treasury 10 Year Ultra Notes	6	March-2023	717,938	5,109	5,109
U.S. Treasury Ultra Bonds	1	March-2023	136,281	1,828	1,828
Subtotal—Long Futures Contracts				17,539	17,539
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	8	March-2023	(1,642,875)	(4,125)	(4,125)
Total Futures Contracts				$13,414	$13,414
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$26,915,790	$—	$26,915,790
Exchange-Traded Funds	934,352	—	—	934,352
Common Stocks & Other Equity Interests	—	83,186	0	83,186
U.S. Treasury Securities	—	80,359	—	80,359
Variable Rate Senior Loan Interests	—	11,178	—	11,178
Preferred Stocks	—	—	1,275	1,275
Money Market Funds	—	190,519	—	190,519
Total Investments in Securities	934,352	27,281,032	1,275	28,216,659
Other Investments - Assets*
Investments Matured	—	9	—	9
Futures Contracts	17,765	—	—	17,765
	17,765	9	—	17,774
Other Investments - Liabilities*
Futures Contracts	(4,351)	—	—	(4,351)
Total Other Investments	13,414	9	—	13,423
Total Investments	$947,766	$27,281,041	$1,275	$28,230,082

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco High Yield Bond Factor Fund